UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE


Report for the Calendar Year or Quarter Ended:  SEPTEMBER 30, 2000
                                                ------------------

Check here if Amendment [   ]; Amendment Number: ____

This Amendment (Check only one): [   ] is a restatement.
                                 [   ] adds new holdings
                                       entries.

Institutional Investment Manager Filing this Report:

Name:                      PAX WORLD MANAGEMENT CORP.
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Address:                   222 STATE STREET
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                           PORTSMOUTH, NH  03801
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Form 13F File Number:           PENDING
                           -----------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person signing this Report on Behalf of Reporting Manager:

Name:                      Lee D. Unterman
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Title:                     Assistant Secretary
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Phone:                     (212) 867-9500
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Signature, Place, and Date of Signing:

/s/ Lee D. Unterman                          NEW YORK, NY           11-09-00
------------------------------------   -----------------------    --------------
[Signature]                            [City, State]              [Date]

Report Type (Check only one):

[ X ] 13F HOLDING REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ] 13F NOTICE. (Check here if no holdings reported in this report, and all holdings are reported by other reporting manager(s).)

[   ] 13F COMBINATION  REPORT.  (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                                        0
                                                               -----------------

Form 13F Information Table Entry Total:                                  79
                                                               -----------------

Form 13F Information Table Value Total:                            $764,757
                                                               -----------------
                                                                  (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13f file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

                                      NONE

                                    Form 13F
                                Information Table


         COLUMN 1                COLUMN 2       COLUMN 3  COLUMN 4      COLUMN 5        COLUMN 6   COLUMN 7          COLUMN 8
---------------------------  ----------------  ---------  --------  -----------------  ----------  --------  -----------------------
                                                                     AMOUNT AND TYPE
                                                                      OF SECURITY
                                                            MARKET        -----
                               TITLE OF            CUSIP     VALUE  SH/    SH/   PUT/  INVESTMENT   OTHER        VOTING AUTHORITY
             NAME OF ISSUER      CLASS            NUMBER  (X$1000)  PRN    PRN   CALL  DISCRETION  MANAGERS   SOLE     SHARED   NONE
---------------------------  ----------------  ---------  --------  -----------------  ----------  --------  -----------------------
          Loral Space Comm.               COM  G56462107      3062  500000 SH                SOLE            500000 SH
---------------------------  ----------------  ---------  --------  -----------------  ----------  --------  -----------------------
       Check Point Software               ORD  M22465104       630  4000 SH                  SOLE            4000 SH
---------------------------  ----------------  ---------  --------  -----------------  ----------  --------  -----------------------
                  AES Corp.               COM  00130H105     10275  150000 SH                SOLE            150000 SH
---------------------------  ----------------  ---------  --------  -----------------  ----------  --------  -----------------------
                 AT&T Corp.               COM  001957109     10281  350000 SH                SOLE            350000 SH
---------------------------  ----------------  ---------  --------  -----------------  ----------  --------  -----------------------
                Abbott Labs               COM  002824100      5945  125000 SH                SOLE            125000 SH
---------------------------  ----------------  ---------  --------  -----------------  ----------  --------  -----------------------
        Airborne Fght Corp.               COM  009266107       203  20000 SH                 SOLE            20000 SH
---------------------------  ----------------  ---------  --------  -----------------  ----------  --------  -----------------------
    Allegiance Telecom Inc.               COM  01747T102       558  15000 SH                 SOLE            15000 SH
---------------------------  ----------------  ---------  --------  -----------------  ----------  --------  -----------------------
        America Online Inc.               COM  02364J104      8895  165500 SH                SOLE            165500 SH
---------------------------  ----------------  ---------  --------  -----------------  ----------  --------  -----------------------
      American General Corp               COM  026351106     16770  215000 SH                SOLE            215000 SH
---------------------------  ----------------  ---------  --------  -----------------  ----------  --------  -----------------------
      American Wtr Wks Inc.               COM  030411102      6890  250000 SH                SOLE            250000 SH
---------------------------  ----------------  ---------  --------  -----------------  ----------  --------  -----------------------
                 AMGEN Inc.               COM  031162100     60051  860000 SH                SOLE            860000 SH
---------------------------  ----------------  ---------  --------  -----------------  ----------  --------  -----------------------
             Apple Computer               COM  037833100      7725  300000 SH                SOLE            300000 SH
---------------------------  ----------------  ---------  --------  -----------------  ----------  --------  -----------------------
            Baxter Intl Inc               COM  071813109     16919  212000 SH                SOLE            212000 SH
---------------------------  ----------------  ---------  --------  -----------------  ----------  --------  -----------------------
            Bellsouth Corp.               COM  079860102     14691  365000 SH                SOLE            365000 SH
---------------------------  ----------------  ---------  --------  -----------------  ----------  --------  -----------------------
                  Bestfoods               COM  08658U101     10912  150000 SH                SOLE            150000 SH
---------------------------  ----------------  ---------  --------  -----------------  ----------  --------  -----------------------
   Bristol Myers Squibb Co.               COM  110122108     14281  250000 SH                SOLE            250000 SH
---------------------------  ----------------  ---------  --------  -----------------  ----------  --------  -----------------------
                  CVS Corp.               COM  126650100     12735  275000 SH                SOLE            275000 SH
---------------------------  ----------------  ---------  --------  -----------------  ----------  --------  -----------------------
Cable & Wireless Pub Ltd Co     Sponsored ADR  126830207      2128  50000 SH                 SOLE            50000 SH
---------------------------  ----------------  ---------  --------  -----------------  ----------  --------  -----------------------
              Calpine Corp.               COM  131347106      1252  12000 SH                 SOLE            12000 SH
---------------------------  ----------------  ---------  --------  -----------------  ----------  --------  -----------------------
               Chiron Corp.               COM  170040109       900  20000 SH                 SOLE            20000 SH
---------------------------  ----------------  ---------  --------  -----------------  ----------  --------  -----------------------
             Cisco Sys Inc.               COM  17275R102     11050  200000 SH                SOLE            200000 SH
---------------------------  ----------------  ---------  --------  -----------------  ----------  --------  -----------------------
              Comcast Corp.         CL A Spec  200300200      1023  25000 SH                 SOLE            25000 SH
---------------------------  ----------------  ---------  --------  -----------------  ----------  --------  -----------------------
       Compaq Computer Corp               COM  204493100       965  35000 SH                 SOLE            35000 SH
---------------------------  ----------------  ---------  --------  -----------------  ----------  --------  -----------------------
    Computer Assoc Intl Inc               COM  204912109      4658  185000 SH                SOLE            185000 SH
---------------------------  ----------------  ---------  --------  -----------------  ----------  --------  -----------------------
            Convergys Corp.               COM  212485106       777  20000 SH                 SOLE            20000 SH
---------------------------  ----------------  ---------  --------  -----------------  ----------  --------  -----------------------
       Costco Whsl Corp New               COM  22160K105     10481  300000 SH                SOLE            300000 SH
---------------------------  ----------------  ---------  --------  -----------------  ----------  --------  -----------------------
 Cox Communications Inc New              CL A  224044107      2942  55000 SH                 SOLE            55000 SH
---------------------------  ----------------  ---------  --------  -----------------  ----------  --------  -----------------------
                   DPL Inc.               COM  233293109     10412  350000 SH                SOLE            350000 SH
---------------------------  ----------------  ---------  --------  -----------------  ----------  --------  -----------------------
             Dynegy Inc New              CL A  26816Q101     19665  345000 SH                SOLE            345000 SH
---------------------------  ----------------  ---------  --------  -----------------  ----------  --------  -----------------------
              EMC Corp Mass               COM  268648102     49562  500000 SH                SOLE            500000 SH
---------------------------  ----------------  ---------  --------  -----------------  ----------  --------  -----------------------
 Edwards Lifesciences Corp.               COM  28176E108      4362  200000 SH                SOLE            200000 SH
---------------------------  ----------------  ---------  --------  -----------------  ----------  --------  -----------------------
                   Elan PLC               ADR  284131208      1095  20000 SH                 SOLE            20000 SH
---------------------------  ----------------  ---------  --------  -----------------  ----------  --------  -----------------------
                 Enron Corp               COM  293561106     78862  900000 SH                SOLE            900000 SH
---------------------------  ----------------  ---------  --------  -----------------  ----------  --------  -----------------------
       Equity Res. Pptys Tr     PFD CV 1/10 G  29476L859      4525  200000 SH                SOLE            200000 SH
---------------------------  ----------------  ---------  --------  -----------------  ----------  --------  -----------------------
          Equitable Res Inc               COM  294549100      7921  125000 SH                SOLE            125000 SH
---------------------------  ----------------  ---------  --------  -----------------  ----------  --------  -----------------------
            Exodus Comm Inc               COM  302088109      5183  105000 SH                SOLE            105000 SH
---------------------------  ----------------  ---------  --------  -----------------  ----------  --------  -----------------------
      Family Dlr Stores Inc               COM  307000109      1925  100000 SH                SOLE            100000 SH
---------------------------  ----------------  ---------  --------  -----------------  ----------  --------  -----------------------
                 FISERV Inc               COM  337738108     17662  295000 SH                SOLE            295000 SH
---------------------------  ----------------  ---------  --------  -----------------  ----------  --------  -----------------------
            General Mls Inc               COM  370334104      8875  250000 SH                SOLE            250000 SH
---------------------------  ----------------  ---------  --------  -----------------  ----------  --------  -----------------------
          General Mtrs Corp          CL H New  370442832      1487  40000 SH                 SOLE            40000 SH
---------------------------  ----------------  ---------  --------  -----------------  ----------  --------  -----------------------
              Guidant Corp.               COM  401698105     14137  200000 SH                SOLE            200000 SH
---------------------------  ----------------  ---------  --------  -----------------  ----------  --------  -----------------------
     Host Marriott Corp New               COM  44107P104       281  25000 SH                 SOLE            25000 SH
---------------------------  ----------------  ---------  --------  -----------------  ----------  --------  -----------------------
       Interim Services Inc  Sub Nt CV 4.5%05  45868PAA8       133  200000 PR                SOLE            200000 PRN
---------------------------  ----------------  ---------  --------  -----------------  ----------  --------  -----------------------
                     Intuit               COM  461202103      7125  125000 SH                SOLE            125000 SH
---------------------------  ----------------  ---------  --------  -----------------  ----------  --------  -----------------------
            Invitrogen Corp  Sub Nt CV 144A07  46185RAA8       101  100000 PR                SOLE            100000 PRN
---------------------------  ----------------  ---------  --------  -----------------  ----------  --------  -----------------------
          Johnson & Johnson               COM  478160104      9393  100000 SH                SOLE            100000 SH
---------------------------  ----------------  ---------  --------  -----------------  ----------  --------  -----------------------
               Keyspan Corp               COM  49337W100     24075  600000 SH                SOLE            600000 SH
---------------------------  ----------------  ---------  --------  -----------------  ----------  --------  -----------------------
   Koninklijke Philips Elec      Spon Adr New  500472204     19721  464048 SH                SOLE            464048 SH
---------------------------  ----------------  ---------  --------  -----------------  ----------  --------  -----------------------
              Mail-well Inc  Sub Nt Conv 5%02  560321AD3       202  250000 PR                SOLE            250000 PRN
---------------------------  ----------------  ---------  --------  -----------------  ----------  --------  -----------------------
                 Masco Corp               COM  574599106      5587  300000 SH                SOLE            300000 SH
---------------------------  ----------------  ---------  --------  -----------------  ----------  --------  -----------------------
             McLeod USA Inc              CL A  582266102      4293  300000 SH                SOLE            300000 SH
---------------------------  ----------------  ---------  --------  -----------------  ----------  --------  -----------------------
              Medtronic Inc               COM  585055106     13730  265000 SH                SOLE            265000 SH
---------------------------  ----------------  ---------  --------  -----------------  ----------  --------  -----------------------
            Microsoft Corp.               COM  594918104      4523  75000 SH                 SOLE            75000 SH
---------------------------  ----------------  ---------  --------  -----------------  ----------  --------  -----------------------
          Network Appliance               COM  64120L104       636  5000 SH                  SOLE            5000 SH
---------------------------  ----------------  ---------  --------  -----------------  ----------  --------  -----------------------
            Nextel Comm Inc              CL A  65332V103       701  15000 SH                 SOLE            15000 SH
---------------------------  ----------------  ---------  --------  -----------------  ----------  --------  -----------------------
               NiSource Inc               COM  65473P105      9750  400000 SH                SOLE            400000 SH
---------------------------  ----------------  ---------  --------  -----------------  ----------  --------  -----------------------
        Peoples Energy Corp               COM  711030106     20025  600000 SH                SOLE            600000 SH
---------------------------  ----------------  ---------  --------  -----------------  ----------  --------  -----------------------
               Questar Corp               COM  748356102      6953  250000 SH                SOLE            250000 SH
---------------------------  ----------------  ---------  --------  -----------------  ----------  --------  -----------------------
        Qwest Comm Intl Inc               COM  749121109     21498  447330 SH                SOLE            447330 SH
---------------------------  ----------------  ---------  --------  -----------------  ----------  --------  -----------------------
            Radioshack Corp               COM  750438103     19387  300000 SH                SOLE            300000 SH
---------------------------  ----------------  ---------  --------  -----------------  ----------  --------  -----------------------
         SBC Communications               COM  78387G103     20000  400000 SH                SOLE            400000 SH
---------------------------  ----------------  ---------  --------  -----------------  ----------  --------  -----------------------
               Sanmina Corp               COM  800907107       936  10000 SH                 SOLE            10000 SH
---------------------------  ----------------  ---------  --------  -----------------  ----------  --------  -----------------------
                  Sony Corp           ADR New  835699307     25234  250000 SH                SOLE            250000 SH
---------------------------  ----------------  ---------  --------  -----------------  ----------  --------  -----------------------
                Staples Inc               COM  855030102      2128  150000 SH                SOLE            150000 SH
---------------------------  ----------------  ---------  --------  -----------------  ----------  --------  -----------------------
             Starbucks Corp               COM  855244109     16826  420000 SH                SOLE            420000 SH
---------------------------  ----------------  ---------  --------  -----------------  ----------  --------  -----------------------
               Stryker Corp               COM  863667101     12881  300000 SH                SOLE            300000 SH
---------------------------  ----------------  ---------  --------  -----------------  ----------  --------  -----------------------
    Sunrise Assisted Living  Sub Nt CV 5.5%02  86768KAC0       456  500000 PR                SOLE            500000 PRN
---------------------------  ----------------  ---------  --------  -----------------  ----------  --------  -----------------------
            Symbol Tech Inc               COM  871508107       808  22500 SH                 SOLE            22500 SH
---------------------------  ----------------  ---------  --------  -----------------  ----------  --------  -----------------------
                 Sysco Corp               COM  871829107      4631  100000 SH                SOLE            100000 SH
---------------------------  ----------------  ---------  --------  -----------------  ----------  --------  -----------------------
     Telefonos De Mexico SA    Spon Adr Ord L  879403780     10637  200000 SH                SOLE            200000 SH
---------------------------  ----------------  ---------  --------  -----------------  ----------  --------  -----------------------
                Tellabs Inc               COM  879664100      2387  50000 SH                 SOLE            50000 SH
---------------------------  ----------------  ---------  --------  -----------------  ----------  --------  -----------------------
         Thoratec Labs Corp           COM New  885175307       220  10000 SH                 SOLE            10000 SH
---------------------------  ----------------  ---------  --------  -----------------  ----------  --------  -----------------------
             Tribune Co New               COM  896047107     18322  420000 SH                SOLE            420000 SH
---------------------------  ----------------  ---------  --------  -----------------  ----------  --------  -----------------------
                        UPS              CL B  911312106       422  7500 SH                  SOLE            7500 SH
---------------------------  ----------------  ---------  --------  -----------------  ----------  --------  -----------------------
     Unitedhealth Group Inc               COM  91324P102      1481  15000 SH                 SOLE            15000 SH
---------------------------  ----------------  ---------  --------  -----------------  ----------  --------  -----------------------
 Watson Pharmaceuticals Inc               COM  942683103       778  12000 SH                 SOLE            12000 SH
---------------------------  ----------------  ---------  --------  -----------------  ----------  --------  -----------------------
           Wendy's Intl Inc               COM  950590109      6018  300000 SH                SOLE            300000 SH
---------------------------  ----------------  ---------  --------  -----------------  ----------  --------  -----------------------
        Worldcom Inc GA New               COM  98157D106      6075  200000 SH                SOLE            200000 SH
---------------------------  ----------------  ---------  --------  -----------------  ----------  --------  -----------------------
                  Yahoo Inc               COM  984332106      3731  41000 SH                 SOLE            41000 SH
---------------------------  ----------------  ---------  --------  -----------------  ----------  --------  -----------------------

---------------------------  ----------------  ---------  --------  -----------------  ----------  --------  -----------------------

---------------------------  ----------------  ---------  --------  -----------------  ----------  --------  -----------------------

---------------------------  ----------------  ---------  --------  -----------------  ----------  --------  -----------------------

---------------------------  ----------------  ---------  --------  -----------------  ----------  --------  -----------------------

---------------------------  ----------------  ---------  --------  -----------------  ----------  --------  -----------------------
                                                           764,757